Subsequent Events - Additional Information (Detail) - USD ($)			6 Months Ended
	Aug. 09, 2017	Jul. 18, 2017	Jun. 30, 2017
NTT Finance Corporation [Member] | Unsecured Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Debt Instrument, description of variable rate basis			LIBOR plus a margin of 1.8%
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash distribution paid per unit		$ 0.52
Cash distribution paid date		Jul. 18, 2017
Subsequent Event [Member] | NTT Finance Corporation [Member] | Unsecured Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Debt instrument, maturity date	Aug. 31, 2019
Line of credit maximum borrowing capacity	$ 25,000,000
Percentage of commitment fee	0.50%
Debt instrument, stated percentage	1.80%
Subsequent Event [Member] | Lena Knutsen [Member]
Subsequent Event [Line Items]
Business acquisition, fair value of vessel and equipment acquired	$ 142,000,000
Business acquisition, outstanding indebtedness	133,800,000
Business acquisition, receivable owned	24,100,000
Purchase price adjustment for capitalized fees related to financing	1,000,000
Indebtedness repaid	41,900,000
Secured credit facility outstanding	91,900,000
Final balloon payment to be paid	$ 69,800,000
Debt instrument, maturity date	Jun. 30, 2022
Debt Instrument, description of variable rate basis	LIBOR plus a margin of 1.9%
Credit facility interest rate	1.90%
Subsequent Event [Member] | Series A Preferred Unit [Member]
Subsequent Event [Line Items]
Declared cash distribution payable		$ 1,000,000